Summary of Significant Accounting Policies, Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting policies additional disclosures
Advertising costs	$ 400,000	$ 300,000	$ 400,000
Research and development costs	6,100,000	4,900,000	4,400,000
Original maturity of highly liquid investments, days	90
Period over which accounts receivable is due, days	30
Excess of current cost over the stated LIFO value of inventory	29,400,000	36,400,000
Impairment of the carrying value of goodwill	0	0
Discount rate used in estimating liabilities for worker compensation claims	1.00%	4.75%
Undiscounted workers' compensation liabilities	24,300,000	20,600,000
Margin deposits with counterparties	0	0
Margin deposits from counterparties	0	0
More-likely-than-not threshold for goodwill impairment test	50.00%
5% threshold percentage of Company contribution to total multi-employer pension plan contributions	5.00%	5.00%	5.00%
Performance shares
Accounting policies additional disclosures
Performance award vesting period, years	3
Fabricated Products
Accounting policies additional disclosures
Non-cash LIFO inventory (benefits) charges	$ (7,100,000)	$ 16,500,000	$ 8,700,000